Deposits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Expense, Deposits [Abstract]
Interest-bearing checking account	$ 315	$ 285	$ 595
Savings accounts	3,872	3,788	3,356
Time deposits and money market accounts	14,313	20,597	29,271
Total interest expense	18,500	24,670	33,222
Maturities of Time Deposits [Abstract]
Under 1 year	789,726
1 to 2 years	250,489
2 to 3 years	28,038
3 to 4 years	4,771
4 to 5 years	4,196
Over 5 years	259
Time Deposits, Total	$ 1,077,479